UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-04471

Value Line Core Bond Fund.
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York,NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: January 31

Date of reporting period: April 30,2013

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended  4/30/13 is included with this Form.

Value Line Core Bond Fund

Schedule of Investments (unaudited)	April 30, 2013

Principal
Amount		Value
CORPORATE BONDS & NOTES (15.6%)

	BASIC MATERIALS (0.3%)
$250,000	International Flavors & Fragrances, Inc., Senior Unsecured Notes, 3.20%, 5/1/23	$255,363
	COMMUNICATIONS (1.4%)
500,000	Comcast Corp., Guaranteed Notes, 4.25%, 1/15/33	531,625
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Guaranteed Notes, 3.80%, 3/15/22	525,155
350,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, 11/15/20	378,875
		1,435,655
	CONSUMER, CYCLICAL (2.3%)
250,000	Ford Motor Co., Senior Unsecured Notes, 7.45%, 7/16/31	332,644
115,000	Lennar Corp., Series B, Guaranteed Notes, 6.50%, 4/15/16	128,081
200,000	Macy’s Retail Holdings, Inc., Guaranteed Notes, 8.13%, 8/15/35	218,909
250,000	Marriott International, Inc., Senior Unsecured Notes, 3.25%, 9/15/22	254,253
300,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.50%, 10/15/27	342,000
350,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 3.13%, 2/15/23	350,554
250,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.38%, 4/15/23	254,556
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	254,907
200,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	229,000
		2,364,904
	CONSUMER, NON-CYCLICAL (0.5%)
250,000	Medtronic, Inc., Senior Unsecured Notes, 2.75%, 4/1/23	254,150
250,000	St Jude Medical, Inc., Senior Unsecured Notes, 4.75%, 4/15/43	269,158
		523,308

	ENERGY (1.5%)
400,000	Cie Generale de Geophysique-Veritas, Guaranteed Notes, 7.75%, 5/15/17	412,000
500,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	533,772
250,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	279,074
250,000	Williams Partners L.P., Senior Unsecured Notes, 4.13%, 11/15/20	272,799
		1,497,645

	FINANCIAL (5.7%)
250,000	ACE INA Holdings, Inc., Guaranteed Notes, 2.70%, 3/13/23	254,451
500,000	American International Group, Inc. MTN, Senior Unsecured Notes, 5.85%, 1/16/18	587,795

Principal
Amount		Value
$250,000	Bank of America Corp. MTN, Senior Unsecured Notes, 3.30%, 1/11/23	$253,207
350,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	416,832
250,000	BRE Properties, Inc., REIT, Senior Unsecured Notes, 3.38%, 1/15/23	254,053
350,000	Capital One NA/Mclean VA, Senior Notes, 1.50%, 3/22/18	348,883
250,000	Credit Agricole SA, Senior Unsecured Notes, 2.13%, 4/17/18 (1)	250,315
250,000	Fifth Third Bank, Senior Unsecured Notes, 1.45%, 2/28/18	250,952
250,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 1.04%, 8/11/15 (2)	251,972
500,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.63%, 1/22/23	518,672
250,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., Guaranteed Notes, 8.00%, 1/15/18	268,750
250,000	International Lease Finance Corp., Senior Unsecured Notes, 8.25%, 12/15/20	312,500
250,000	Morgan Stanley, Senior Unsecured Notes, 4.75%, 3/22/17	276,981
1,000,000	Private Export Funding Corp., Series GG, 2.45%, 7/15/24	1,028,201
500,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	510,196
		5,783,760
	INDUSTRIAL (2.5%)
500,000	Agilent Technologies, Inc., Senior Unsecured Notes, 5.50%, 9/14/15	551,300
350,000	Alliant Techsystems, Inc., Guaranteed Notes, 6.88%, 9/15/20	380,188
500,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	567,500
350,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.05%, 3/15/22	363,599
200,000	Crown Americas LLC / Crown Americas Capital Corp. III, Guaranteed Notes, 6.25%, 2/1/21	221,000
250,000	General Electric Co., Senior Unsecured Notes, 4.13%, 10/9/42	264,682
200,000	Masco Corp., Senior Unsecured Notes, 7.13%, 3/15/20	232,949
		2,581,218
	TECHNOLOGY (0.1%)
81,000	Broadridge Financial Solutions, Inc., Senior Unsecured Notes, 6.13%, 6/1/17	91,682
	UTILITIES (1.3%)
500,000	Alabama Power Co., Senior Unsecured Notes, 3.85%, 12/1/42	499,813
380,000	Florida Power & Light Co., 4.95%, 6/1/35	451,096

Value Line Core Bond Fund

April 30, 2013

Principal
Amount		Value
$350,000	GenOn Energy, Inc., Senior Unsecured Notes, 7.63%, 6/15/14	$371,875
		1,322,784
	TOTAL CORPORATE BONDS & NOTES (Cost $15,204,105) (15.6%)	15,856,319
COMMERCIAL MORTGAGE-BACKED SECURITIES (6.0%)

500,000	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4, 3.02%, 9/10/45	518,973
350,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class A3, 2.85%, 10/15/45	358,957
500,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A4, 2.94%, 1/10/46	515,250
500,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.41%, 8/25/18	529,618
454,000	Federal National Mortgage Association, Series 2012-M3, Class 2A2, 2.43%, 1/25/19	483,318
300,000	Government National Mortgage Association, Series 2010-155 Class B, 2.53%, 6/16/39	314,990
446,613	Government National Mortgage Association, Series 2012-125 Class AB, 2.11%, 2/16/53 (2)	452,378
348,701	Government National Mortgage Association, Series 2013-12 Class AB, 1.83%, 11/16/52	350,541
600,000	Government National Mortgage Association, Series 2013-12, Class B, 2.45%, 11/16/52 (2)	604,257
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	263,648
400,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	410,364
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	513,620
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2, 1.69%, 12/15/48	254,269
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	254,310
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	261,692
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,084,794) (6.0%)	6,086,185

Principal
Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS (0.5%)

$250,000	Asian Development Bank MTN, Senior Unsecured Notes, 1.38%, 3/23/20	$252,136
250,000	International Bank for Reconstruction & Development, Senior Unsecured Notes, 0.50%, 4/15/16	250,752
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $499,539) (0.5%)	502,888
LONG-TERM MUNICIPAL SECURITIES (0.8%)

	CALIFORNIA (0.3%)
350,000	San Francisco California Bay Area Rapid Transit District, Series B, 4.09%, 7/1/32	356,531
	TEXAS (0.5%)
500,000	Tarrant County Cultural Education Facilities Finance Corp., Hospital Revenue Baylor Health Care System Project, Series C, 4.45%, 11/15/43	506,880
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $856,338) (0.8%)	863,411
U.S. TREASURY OBLIGATIONS (42.3%)

	U.S. TREASURY NOTES & BONDS (42.3%)
800,000	U.S. Treasury Bonds, 7.88%, 2/15/21	1,197,813
750,000	U.S. Treasury Bonds, 5.38%, 2/15/31	1,071,796
500,000	U.S. Treasury Bonds, 4.50%, 5/15/38	661,406
1,000,000	U.S. Treasury Bonds, 4.38%, 5/15/40	1,304,375
450,000	U.S. Treasury Bonds, 3.75%, 8/15/41	530,789
100,000	U.S. Treasury Notes, 0.25%, 8/15/15	100,008
500,000	U.S. Treasury Notes, 0.25%, 10/15/15	499,844
1,500,000	U.S. Treasury Notes, 1.38%, 11/30/15	1,542,187
1,000,000	U.S. Treasury Notes, 0.38%, 1/15/16	1,002,266
100,000	U.S. Treasury Notes, 1.50%, 6/30/16	103,641
1,800,000	U.S. Treasury Notes, 1.50%, 7/31/16	1,866,375
1,500,000	U.S. Treasury Notes, 1.00%, 8/31/16	1,531,054
4,050,000	U.S. Treasury Notes, 0.88%, 12/31/16	4,115,497
600,000	U.S. Treasury Notes, 1.00%, 3/31/17	612,187
150,000	U.S. Treasury Notes, 1.88%, 9/30/17	158,625
1,000,000	U.S. Treasury Notes, 0.63%, 11/30/17	1,001,484
2,000,000	U.S. Treasury Notes, 0.75%, 12/31/17	2,012,500
1,000,000	U.S. Treasury Notes, 2.38%, 5/31/18	1,084,688
1,900,000	U.S. Treasury Notes, 1.50%, 8/31/18	1,975,555
2,550,000	U.S. Treasury Notes, 1.38%, 9/30/18	2,633,472
1,000,000	U.S. Treasury Notes, 1.38%, 11/30/18	1,032,188
2,100,000	U.S. Treasury Notes, 1.38%, 12/31/18	2,166,280
2,800,000	U.S. Treasury Notes, 1.38%, 2/28/19	2,885,532
3,200,000	U.S. Treasury Notes, 1.25%, 4/30/19	3,268,998
1,100,000	U.S. Treasury Notes, 3.13%, 5/15/19	1,246,782
1,000,000	U.S. Treasury Notes, 1.38%, 1/31/20	1,021,250
1,100,000	U.S. Treasury Notes, 3.50%, 5/15/20	1,280,555
1,200,000	U.S. Treasury Notes, 2.63%, 8/15/20	1,323,844
400,000	U.S. Treasury Notes, 3.13%, 5/15/21	455,438
1,000,000	U.S. Treasury Notes, 2.13%, 8/15/21	1,058,281

Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal
Amount		Value
$500,000	U.S. Treasury Notes, 1.63%, 11/15/22	$499,297
1,000,000	U.S. Treasury Notes, 2.00%, 2/15/23	1,029,219
584,710	U.S. Treasury Notes, 2.00%, 1/15/26 (3)	767,614
		43,040,840
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,547,244) (42.3%)	43,040,840
U.S. GOVERNMENT AGENCY OBLIGATIONS (32.9%)

	FEDERAL HOME LOAN BANK (2.2%)
2,000,000	Federal Home Loan Bank, 5.00%, 12/21/15	2,242,862
	FEDERAL HOME LOAN MORTGAGE CORPORATION (13.9%)
1,000,000	Federal Home Loan Mortgage Corporation, 2.00%, 8/25/16	1,050,269
1,100,000	Federal Home Loan Mortgage Corporation, 1.25%, 5/12/17	1,128,967
277,913	Federal Home Loan Mortgage Corporation Gold PC Pool #A29526, 5.00%, 1/1/35	299,392
86,477	Federal Home Loan Mortgage Corporation Gold PC Pool #A29633, 5.00%, 1/1/35	93,160
81,743	Federal Home Loan Mortgage Corporation Gold PC Pool #A56491, 5.00%, 1/1/37	87,806
855,045	Federal Home Loan Mortgage Corporation Gold PC Pool #A95803, 4.00%, 12/1/40	940,716
334,565	Federal Home Loan Mortgage Corporation Gold PC Pool #A96409, 3.50%, 1/1/41	356,015
225,464	Federal Home Loan Mortgage Corporation Gold PC Pool #A97264, 4.00%, 2/1/41	240,833
24,195	Federal Home Loan Mortgage Corporation Gold PC Pool #B12822, 5.00%, 3/1/19	26,044
12,315	Federal Home Loan Mortgage Corporation Gold PC Pool #B17398, 4.50%, 12/1/19	13,131
54,921	Federal Home Loan Mortgage Corporation Gold PC Pool #B18034, 4.50%, 4/1/20	58,646
532,848	Federal Home Loan Mortgage Corporation Gold PC Pool #C03516, 4.00%, 9/1/40	569,169
2,032,381	Federal Home Loan Mortgage Corporation Gold PC Pool #C09004, 3.50%, 7/1/42	2,162,679
27,403	Federal Home Loan Mortgage Corporation Gold PC Pool #C91413, 3.50%, 12/1/31	29,460

Principal
Amount		Value
$3,260	Federal Home Loan Mortgage Corporation Gold PC Pool #E92226, 5.00%, 11/1/17	$3,460
4,175	Federal Home Loan Mortgage Corporation Gold PC Pool #E92829, 5.00%, 12/1/17	4,431
45,190	Federal Home Loan Mortgage Corporation Gold PC Pool #E93499, 5.00%, 12/1/17	47,965
5,218	Federal Home Loan Mortgage Corporation Gold PC Pool #E98960, 5.00%, 9/1/18	5,539
310,271	Federal Home Loan Mortgage Corporation Gold PC Pool #G06224, 3.50%, 1/1/41	330,163
66,523	Federal Home Loan Mortgage Corporation Gold PC Pool #G08184, 5.00%, 1/1/37	71,456
873,400	Federal Home Loan Mortgage Corporation Gold PC Pool #G08488, 3.50%, 4/1/42	929,395
8,501	Federal Home Loan Mortgage Corporation Gold PC Pool #G11986, 5.00%, 4/1/21	9,033
11,942	Federal Home Loan Mortgage Corporation Gold PC Pool #G12319, 5.00%, 6/1/21	12,705
617,453	Federal Home Loan Mortgage Corporation Gold PC Pool #G14216, 3.50%, 7/1/21	653,338
71,743	Federal Home Loan Mortgage Corporation Gold PC Pool #G18044, 4.50%, 3/1/20	76,609
10,022	Federal Home Loan Mortgage Corporation Gold PC Pool #J00118, 5.00%, 10/1/20	10,662
225,770	Federal Home Loan Mortgage Corporation Gold PC Pool #J00139, 5.00%, 10/1/20	240,624
57,773	Federal Home Loan Mortgage Corporation Gold PC Pool #J03233, 5.00%, 8/1/21	61,394
509,552	Federal Home Loan Mortgage Corporation Gold PC Pool #J11587, 4.00%, 1/1/25	555,188
50,939	Federal Home Loan Mortgage Corporation Gold PC Pool #Q01181, 4.50%, 6/1/41	54,687
154,333	Federal Home Loan Mortgage Corporation Gold PC Pool #Q06307, 3.50%, 2/1/42	164,228
239,453	Federal Home Loan Mortgage Corporation Gold PC Pool #Q08903, 3.50%, 6/1/42	254,804
497,605	Federal Home Loan Mortgage Corporation Gold PC Pool #Q11556, 3.00%, 10/1/42	518,943

Value Line Core Bond Fund

April 30, 2013

Principal Amount		Value
$969,450	Federal Home Loan Mortgage Corporation Gold PC Pool #Q11908, 3.50%, 10/1/42	$1,031,603
499,014	Federal Home Loan Mortgage Corporation Gold PC Pool #Q14593, 3.00%, 1/1/43	521,338
184,036	Federal Home Loan Mortgage Corporation Pool #783022, 2.40%, 2/1/35 (2)	197,608
198,242	Federal Home Loan Mortgage Corporation REMIC Trust Series 2643 Class ME, 3.50%, 3/15/18	204,115
22,639	Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA, 3.50%, 9/15/31	22,872
969,686	Federal Home Loan Mortgage Corporation REMIC Trust Series 3632 Class AP, 3.00%, 2/15/40	1,031,046
		14,069,493
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (14.6%)
500,000	Federal National Mortgage Association, 1.10%, 7/11/17	503,781
1,000,000	Federal National Mortgage Association, 1.10%, 3/12/18	1,005,538
1,000,000	Federal National Mortgage Association, 7.25%, 5/15/30	1,596,971
22,722	Federal National Mortgage Association Pool #254383, 7.50%, 6/1/32	27,937
72,529	Federal National Mortgage Association Pool #254476, 5.50%, 9/1/32	79,721
66,708	Federal National Mortgage Association Pool #254684, 5.00%, 3/1/18	71,785
158,106	Federal National Mortgage Association Pool #255496, 5.00%, 11/1/34	172,084
12,090	Federal National Mortgage Association Pool #255580, 5.50%, 2/1/35	13,300
6,226	Federal National Mortgage Association Pool #258149, 5.50%, 9/1/34	6,844
39,589	Federal National Mortgage Association Pool #412682, 6.00%, 3/1/28	44,265
7,912	Federal National Mortgage Association Pool #511823, 5.50%, 5/1/16	8,438
199	Federal National Mortgage Association Pool #568625, 7.50%, 1/1/31	205
31,290	Federal National Mortgage Association Pool #571090, 7.50%, 1/1/31	32,020
1,719	Federal National Mortgage Association Pool #573935, 7.50%, 3/1/31	1,848
3,784	Federal National Mortgage Association Pool #615289, 5.50%, 12/1/16	4,036
31,226	Federal National Mortgage Association Pool #622373, 5.50%, 12/1/16	33,300
45,843	Federal National Mortgage Association Pool #623503, 6.00%, 2/1/17	49,153
261,809	Federal National Mortgage Association Pool #626440, 7.50%, 2/1/32	305,049
1,422	Federal National Mortgage Association Pool #629297, 6.50%, 2/1/32	1,521
25,956	Federal National Mortgage Association Pool #631328, 5.50%, 2/1/17	27,761

Principal Amount		Value
$2,683	Federal National Mortgage Association Pool #638247, 5.50%, 5/1/17	$2,870
2,328	Federal National Mortgage Association Pool #643277, 5.50%, 4/1/17	2,490
20,884	Federal National Mortgage Association Pool #685183, 5.00%, 3/1/18	22,474
2,914	Federal National Mortgage Association Pool #688539, 5.50%, 3/1/33	3,198
32,261	Federal National Mortgage Association Pool #703936, 5.00%, 5/1/18	34,716
72,387	Federal National Mortgage Association Pool #726889, 5.50%, 7/1/33	79,452
151,509	Federal National Mortgage Association Pool #735224, 5.50%, 2/1/35	166,296
60,019	Federal National Mortgage Association Pool #763393, 5.50%, 2/1/34	65,877
7,646	Federal National Mortgage Association Pool #769682, 5.00%, 3/1/34	8,322
73,038	Federal National Mortgage Association Pool #769862, 5.50%, 2/1/34	80,349
2,267	Federal National Mortgage Association Pool #778141, 5.00%, 5/1/34	2,467
377,846	Federal National Mortgage Association Pool #780956, 4.50%, 5/1/19	414,000
1,009	Federal National Mortgage Association Pool #789150, 5.00%, 10/1/34	1,093
22,053	Federal National Mortgage Association Pool #797154, 5.50%, 11/1/34	24,419
50,074	Federal National Mortgage Association Pool #801063, 5.50%, 11/1/34	55,086
33,312	Federal National Mortgage Association Pool #803675, 5.50%, 12/1/34	36,646
47,274	Federal National Mortgage Association Pool #804683, 5.50%, 12/1/34	52,005
255,876	Federal National Mortgage Association Pool #815813, 2.57%, 2/1/35 (2)	274,134
330,712	Federal National Mortgage Association Pool #919584, 6.00%, 6/1/37	361,914
43,478	Federal National Mortgage Association Pool #AA2531, 4.50%, 3/1/39	46,891
957,934	Federal National Mortgage Association Pool #AB5231, 2.50%, 5/1/27	1,002,598
484,239	Federal National Mortgage Association Pool #AB5716, 3.00%, 7/1/27	512,179
46,253	Federal National Mortgage Association Pool #AD1035, 4.50%, 2/1/40	49,942
293,641	Federal National Mortgage Association Pool #AD7136, 5.00%, 7/1/40	322,354
231,316	Federal National Mortgage Association Pool #AD8536, 5.00%, 8/1/40	255,083
670,461	Federal National Mortgage Association Pool #AH5575, 4.00%, 2/1/41	717,858
281,367	Federal National Mortgage Association Pool #AJ5888, 4.50%, 11/1/41	303,425
1,000,000	Federal National Mortgage Association Pool #AO7977, 3.00%, 6/1/27	1,057,698
471,666	Federal National Mortgage Association Pool #AQ0287, 3.00%, 10/1/42	493,831
499,144	Federal National Mortgage Association Pool #AR2174, 3.00%, 4/1/43	522,600
499,087	Federal National Mortgage Association Pool #AR6394, 3.00%, 2/1/43	522,520

Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal Amount		Value
$632,170	Federal National Mortgage Association Pool #MA0641, 4.00%, 2/1/31	$681,601
1,528,937	Federal National Mortgage Association Pool #MA1107, 3.50%, 7/1/32	1,632,498
58,556	Federal National Mortgage Association REMIC Trust Series 2003-17 Class ED, 4.25%, 9/25/22	59,350
55,685	Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC, 5.00%, 3/25/23	58,928
297,693	Federal National Mortgage Association REMIC Trust Series 2004-60 Class LB, 5.00%, 4/25/34	325,837
566,923	Federal National Mortgage Association REMIC Trust Series 2009-88 Class MA, 4.50%, 10/25/39	618,373
		14,856,931
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.2%)
50,054	Government National Mortgage Association Pool #003645, 4.50%, 12/20/19	54,586
2,548	Government National Mortgage Association Pool #429786, 6.00%, 12/15/33	2,949
43,242	Government National Mortgage Association Pool #548880, 6.00%, 12/15/31	49,465
29,245	Government National Mortgage Association Pool #551762, 6.00%, 4/15/32	33,399
3,244	Government National Mortgage Association Pool #557681, 6.00%, 8/15/31	3,711
18,132	Government National Mortgage Association Pool #582415, 6.00%, 11/15/32	20,708
76,875	Government National Mortgage Association Pool #583008, 5.50%, 6/15/34	84,501
74,640	Government National Mortgage Association Pool #605025, 6.00%, 2/15/34	85,382
23,058	Government National Mortgage Association Pool #605245, 5.50%, 6/15/34	25,345
48,950	Government National Mortgage Association Pool #610944, 5.50%, 4/15/34	53,656
76,320	Government National Mortgage Association Pool #622603, 6.00%, 11/15/33	86,970
6,234	Government National Mortgage Association Pool #626480, 6.00%, 2/15/34	7,156

Principal Amount		Value
$752,125	Government National Mortgage Association Series 2010-151 Class KA, 3.00%, 9/16/39	$793,729
552,427	Government National Mortgage Association Series 2011-136 Class GB, 2.50%, 5/20/40	569,882
379,082	Government National Mortgage Association Series 2011-17 Class EP, 3.50%, 12/16/39	394,988
		2,266,427
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,034,761) (32.9%)	33,435,713
	TOTAL INVESTMENT SECURITIES (98.1%) (Cost $97,226,781)	99,785,356
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)		1,938,280
NET ASSETS (4) (100%)		$101,723,636
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
($101,723,636 ÷ 19,881,160 shares outstanding)		$5.12

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.
(3)	Treasury Inflation Protected Security (TIPS).
(4)	For federal income tax purposes, the aggregate cost was $97,226,781, aggregate gross unrealized appreciation was $2,616,112, aggregate gross unrealized depreciation was $57,537 and the net unrealized appreciation was $2,558,575.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of April 30, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds & Notes	$0	$15,856,319	$0	$15,856,319
Commercial Mortgage-Backed Securities	0	6,086,185	0	6,086,185
Foreign Government Obligations	0	502,888	0	502,888
Long-Term Municipal Securities	0	863,411	0	863,411
U.S. Treasury Obligations	0	43,040,840	0	43,040,840
U.S. Government Agency Obligations	0	33,435,713	0	33,435,713
Total Investments in Securities	$0	$99,785,356	$0	$99,785,356

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended April 30, 2013, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	June 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	June 14, 2013